ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$

Advance from end users*	397	1,218
Deposit from customers**	1,404	485
Business tax and other taxes payable	129	120
Professional fees and services payable	1,843	1,276
Promotional events payables	355	347
Legal contingencies***	10,000	—
Unfavorable contract - current	—	5,407
Others	205	496
Accrued expenses and other current liabilities	14,333	9,349

*     Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

**   Deposit from customers represents deposit payments received by the Group from customers in the data center business.

*** Legal contingencies as of December 31, 2023 represent the accrual based on the Group’s best estimate for monetary penalties that would be charged by DOJ and SEC for their investigations into the Group. The Group paid the penalties in the total amount of US$10,000 in the fourth quarter of 2024. See Note 19 for more details.